Earnings per share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per share
Earnings per share
The following table sets forth the computation of basic earnings per share and earnings per diluted share available to common shareholders for the years ended December 31, 2014, 2013 and 2012:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Basic earnings per share
Net income	$445,871	$542,361	$392,618
Loss (income) attributable to noncontrolling interest	35,464	(9,695)	15,820
Net income available to Validus	$481,335	$532,666	$408,438
Less: Dividends and distributions declared on outstanding warrants	(6,208)	(19,214)	(6,693)
Income available to common shareholders	$475,127	$513,452	$401,745
Weighted average number of common shares outstanding	90,354,745	102,202,274	97,184,110
Basic earnings per share available to common shareholders	$5.26	$5.02	$4.13

Earnings per diluted share
Net income	$445,871	$542,361	$392,618
Loss (income) attributable to noncontrolling interest	35,464	(9,695)	15,820
Net income available to Validus	$481,335	$532,666	$408,438
Less: Dividends and distributions declared on outstanding warrants	—	(19,214)	—
Income available to common shareholders	$481,335	$513,452	$408,438
Weighted average number of common shares outstanding	90,354,745	102,202,274	97,184,110
Share equivalents:
Warrants	2,789,032	—	3,137,956
Stock options	745,561	1,026,543	769,618
Unvested restricted shares	800,933	741,472	1,293,239
Weighted average number of diluted common shares outstanding	94,690,271	103,970,289	102,384,923
Earnings per diluted share available to common shareholders	$5.08	$4.94	$3.99

Share equivalents that would result in the issuance of common shares of 199,740, 366,821 and 199,446 were outstanding for the years ended December 31, 2014, 2013 and 2012, respectively but were not included in the computation of earnings per diluted share because the effect would be antidilutive.